Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 309,320	$ 288,956
North America (Mainly United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	79,693	77,273
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	102,434	88,218
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	59,581	56,289
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	34,472	27,479
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 33,140	$ 39,697